Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Jun. 21, 2019	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)
Summary of significant accounting policies
Current assets					$ 5,600,910,134	$ 5,645,063,109
TOTAL ASSETS					7,669,323,576	7,421,664,433
Current liabilities					4,536,333,378	4,484,571,512
Total liabilities					6,643,420,414	6,629,712,411
Revenue					1,745,763,191	2,482,632,812	$ 2,217,551,285
costs of revenue					(1,453,296,443)	(1,922,323,191)	(1,602,072,983)
Net loss					(81,040,908)	68,344,527	73,034,549
Net cash provided by/(used in) operating activities					336,766,542	272,256,758	(22,901,923)
Net cash used in investing activities					(104,155,960)	(43,030,099)	34,562,924
Net cash (used in)/provided by financing activities					(190,069,001)	(278,472,789)	$ (189,581,282)
Amounts due to subsidiaries of the Group					31,511,929	53,682,296
Due from subsidiaries					2,789,265	22,578,925
Impairment loss on goodwill					6,400,262
Impairment of loss on real estate					9,641,537
RuizhuoXihui [Member]
Summary of significant accounting policies
Current assets					3,167,587
Non-current assets					0
TOTAL ASSETS					3,167,587
Current liabilities					3,572,451
Non-current liabilities					0
Total liabilities					3,572,451
Revenue					81,984
costs of revenue					0
Net loss					(382,874)
Net cash provided by/(used in) operating activities					36,807
Net cash used in investing activities					0
Net cash (used in)/provided by financing activities					0
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Revenue					3,287,093	9,997,544
Amounts due to subsidiaries of the Group					1,928,834	10,867,898
Consolidation, Eliminations [Member] | RuizhuoXihui [Member]
Summary of significant accounting policies
Due from subsidiaries					3,039,549
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Summary of significant accounting policies
Registered Capital													$ 37,600,000	¥ 250.0
Number of projects under construction | item							1
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Amount of loan in aggregate to the Group	$ 246,800,000	¥ 1,610.0	$ 124,300,000	¥ 862.5
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					768,166	2,214,155
Non-current assets					2,771,533	4,244,195
TOTAL ASSETS					3,539,699	6,458,350
Current liabilities					4,801,975	13,967,333
Non-current liabilities					14,099,833	0
Total liabilities					18,901,808	13,967,333
Revenue					3,525,255	12,555,974
Revenue					238,162	2,558,430
costs of revenue					(2,529,935)	(3,682,899)
Net loss					(6,935,441)	(1,796,997)
Net cash provided by/(used in) operating activities					(12,982,505)	368,379
Net cash used in investing activities					(13,837)	(1,885)
Net cash (used in)/provided by financing activities					12,256,166	$ (52,503)
Percentage of Share of Profit or Loss									51.00%
Beijing Yuzhouyun Technology Development Center [Member] | Senior Management Members [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss									49.00%
RuizhuoXihui [Member]
Summary of significant accounting policies
Revenue					81,984
Amounts due to subsidiaries of the Group					$ 1,928,834
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Summary of significant accounting policies
Percentage of non-controlling equity interest that will be repurchased by the entity							35.00%
Percentage of Equity Directly Attributable to the Group							65.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%			35.00%	35.00%		35.00%	5.00%	20.00%